Consolidated Statements of Changes in Equity - KRW (₩) ₩ in Millions	Total	Final dividends [member]	Interim dividends [member]	Share capital [member]	Capital surplus [member]	Hybrid bonds [member]	Reserves [member]	Treasury shares [member]	Retained earnings [member]	Retained earnings [member] Final dividends [member]	Retained earnings [member] Interim dividends [member]	Attributable to owners of the controlling company [member]	Attributable to owners of the controlling company [member] Final dividends [member]	Attributable to owners of the controlling company [member] Interim dividends [member]	Non-controlling interests [member]	Non-controlling interests [member] Final dividends [member]
Beginning balance at Dec. 31, 2017	₩ 47,110,638			₩ 482,403	₩ 1,422,021	₩ 996,919	₩ (1,181,073)	₩ (1,533,054)	₩ 43,350,818			₩ 43,538,034			₩ 3,572,604
Comprehensive income (loss):
Profit	1,932,386								1,711,902			1,711,902			220,484
Other comprehensive income (loss)
Remeasurements of defined benefit plans, net of tax	(173,489)								(145,488)			(145,488)			(28,001)
Capital adjustment arising from investments in equity-accounted investees, net of tax	(62,732)						(76,587)					(76,587)			13,855
Net changes in fair value of equity investments at fair value through other comprehensive income, net of tax	(149,188)						(104,293)		(46,883)			(151,176)
Net changes in the unrealized fair value of available-for-sale investments, net of tax	(149,188)														1,988
Foreign currency translation differences, net of tax	(42,908)						(45,650)					(45,650)			2,742
Gain or losses on valuation of derivatives, net of tax	(212)						(216)					(216)			4
Total comprehensive income	1,503,857						(226,746)		1,519,531			1,292,785			211,072
Transactions with owners of the controlling company, recognized directly in equity:
Dividends		₩ (334,239)	₩ (400,003)							₩ (279,999)	₩ (400,003)		₩ (279,999)	₩ (400,003)		₩ (54,240)
Changes in subsidiaries	(2,092)														(2,092)
Changes in ownership interests in subsidiaries	(2,151)				(1,497)							(1,497)			(654)
Repayment of hybrid bonds	(1,159,322)				(2,769)	(797,535)						(800,304)			(359,018)
Interest of hybrid bonds	(42,891)								(24,443)			(24,443)			(18,448)
Disposal of treasury shares	459				133			326				459
Others	(1,642)				2,119		3,451	0	(5,244)			326			(1,968)
Total transactions with owners of the controlling company	(1,941,881)				(2,014)	(797,535)	3,451	326	(709,689)			(1,505,461)			(436,420)
Ending balance at Dec. 31, 2018	46,672,614			482,403	1,420,007	199,384	(1,404,368)	(1,532,728)	44,160,660			43,325,358			3,347,256
Comprehensive income (loss):
Profit	2,038,165								1,864,405			1,864,405			173,760
Other comprehensive income (loss)
Remeasurements of defined benefit plans, net of tax	(117,152)								(100,218)			(100,218)			(16,934)
Capital adjustment arising from investments in equity-accounted investees, net of tax	66,134						58,308					58,308			7,826
Net changes in fair value of equity investments at fair value through other comprehensive income, net of tax	(10,541)						10,228		(20,769)			(10,541)
Net changes in the unrealized fair value of available-for-sale investments, net of tax	(10,541)
Foreign currency translation differences, net of tax	208,117						215,181					215,181			(7,064)
Gain or losses on valuation of derivatives, net of tax	(90)						(86)					(86)			(4)
Total comprehensive income	2,184,633						283,631		1,743,418			2,027,049			157,584
Transactions with owners of the controlling company, recognized directly in equity:
Dividends		(460,280)	(480,694)							(400,006)	(480,694)		(400,006)	(480,694)		(60,274)
Changes in subsidiaries	1,281														1,281
Changes in ownership interests in subsidiaries	(177,125)				(48,538)							(48,538)			(128,587)
Interest of hybrid bonds	(16,494)								(9,200)			(9,200)			(7,294)
Disposal of treasury shares	37,001				12,576			24,425				37,001
Others	2,362				1,662		(37,243)		39,899			4,318			(1,956)
Total transactions with owners of the controlling company	(1,093,949)				(34,300)		(37,243)	24,425	(850,001)			(897,119)			(196,830)
Ending balance at Dec. 31, 2019	47,763,298			482,403	1,385,707	199,384	(1,157,980)	(1,508,303)	45,054,077			44,455,288			3,308,010
Comprehensive income (loss):
Profit	1,748,492								1,581,208			1,581,208			167,284
Other comprehensive income (loss)
Remeasurements of defined benefit plans, net of tax	36,575								44,703			44,703			(8,128)
Capital adjustment arising from investments in equity-accounted investees, net of tax	(28,609)						(16,760)					(16,760)			(11,849)
Net changes in fair value of equity investments at fair value through other comprehensive income, net of tax	(77,627)						(74,210)		(3,417)			(77,627)
Net changes in the unrealized fair value of available-for-sale investments, net of tax	(77,627)
Foreign currency translation differences, net of tax	(147,956)						(137,071)					(137,071)			(10,885)
Gain or losses on valuation of derivatives, net of tax	(331)						(261)					(261)			(70)
Total comprehensive income	1,530,544						(228,302)		1,622,494			1,394,192			136,352
Transactions with owners of the controlling company, recognized directly in equity:
Dividends		₩ (380,979)	₩ (277,723)							₩ (320,462)	₩ (277,723)		₩ (320,462)	₩ (277,723)		₩ (60,517)
Changes in subsidiaries	22,303														22,303
Changes in ownership interests in subsidiaries	134,958				(27,716)							(27,716)			162,674
Interest of hybrid bonds	(16,579)								(9,225)			(9,225)			(7,354)
Acquisition of treasury shares	(883,220)							(883,220)				(883,220)
Others	(10,498)				(4,407)		5,364		(4,684)			(3,727)			(6,771)
Total transactions with owners of the controlling company	(1,690,319)				(65,704)		5,364	(883,220)	(612,094)			(1,555,654)			(134,665)
Repayment of redeemable convertible preferred shares	(278,581)				(33,581)							(33,581)			(245,000)
Ending balance at Dec. 31, 2020	₩ 47,603,523			₩ 482,403	₩ 1,320,003	₩ 199,384	₩ (1,380,918)	₩ (2,391,523)	₩ 46,064,477			₩ 44,293,826			₩ 3,309,697